Exploration and Evaluation Assets, Net - Summary of Exploration and Valuation Assets, Net (Detail) $ in Millions	9 Months Ended
Sep. 30, 2023 CAD ($)
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	$ 685
Ending Balance	796
E&E Assets
Disclosure Of Exploration And Evaluation Assets [Line Items]
Beginning Balance	685
Acquisitions	31
Additions	80
Ending Balance	$ 796